Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” to our principal executive officers (“PEO”) and to our non-PEO named executive officers and certain financial performance of the Company.

Year	Summary Compensation Table (SCT) Total for PEO 1 (1)	Compensation actually paid to PEO 1 (1)(2)(3)	SCT Total for PEO 2 (1)	Compensation actually paid to PEO 2 (1)(2)(4)	Average SCT Total for non-PEO NEOs (1)	Average compensation actually paid to non-PEO NEOs (1)(2)(5)	Value of Initial Fixed $100 Investment based on:		Net Income (Loss) ($ millions) (7)	Adjusted EBITDA ($ millions) (8)
							TSR	Peer Group TSR (6)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$5,123,725	$1,614,307	N/A	N/A	$1,465,483	$639,781	$75.68	$136.42	$(30)	$142
2021	$5,505,512	$2,519,794	N/A	N/A	$2,052,660	$1,363,746	$90.25	$145.27	$(19)	$185
2020	$3,231,260	$2,110,286	$4,249,853	$2,119,022	$1,727,323	$1,705,476	$92.45	$122.68	$29	$154

______________

(1)
For 2022, the PEO is Mr. Harvey ("PEO1") and the non-PEO named executive officers are Messrs. Donnan, West, Walsh and Tiffany. For 2021, the PEO is Mr. Harvey and the non-PEO named executive officers are Messrs. Donnan, West, Walsh and Parkinson. For 2020, the PEOs are Messrs. Harvey and Hockema and the non-PEO named executive officers are Messrs. Donnan, West, Walsh and Tiffany. Mr. Hockema served as our PEO ("PEO2") until July 30, 2020 and Mr. Harvey has served as our PEO since July 31, 2020.
(2)
The fair value of equity awards reported for the purposes of compensation actually paid is calculated using the same methodologies as the fair value of equity awards reported in the Summary Compensation Table and adjusted for the share price and, for performance share awards, the probable outcome of the performance conditions, including as applicable as of December 31st of each applicable year.
(3)
The table below sets forth the values deducted and added to the Summary Compensation Table Total for PEO 1.

Year	Summary Compensation Table Total for PEO 1	Exclusion of Change in Pension Value for PEO 1	Exclusion of Stock Awards	Inclusion of Equity Values	Compensation Actually Paid to PEO 1
2022	$5,123,725	$4,854	$3,414,128	$(90,436)	$1,614,307
2021	$5,505,512	$5,248	$3,697,874	$717,404	$2,519,794
2020	$3,231,260	$81,095	$1,769,707	$729,827	$2,110,286

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1	Total Inclusion of Equity Values for PEO 1
2022	$1,755,073	$(1,309,747)	$(535,762)	$(90,436)
2021	$1,950,797	$(1,355,240)	$121,847	$717,404
2020	$1,906,561	$(854,216)	$(322,518)	$729,827

(4)
The table below sets forth the values deducted and added to the Summary Compensation Table Total for PEO 2.

Year	Summary Compensation Table Total for PEO 2	Exclusion of Change in Pension Value for PEO 2	Exclusion of Stock Awards	Inclusion of Equity Values	Compensation Actually Paid to PEO 2
2020	$4,249,853	$6,210	$2,997,420	$872,799	$2,119,022

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2	Total Inclusion of Equity Values for PEO 2
2020	$2,579,395	$(1,084,565)	$(622,031)	$872,799

(5)
The table below sets forth the values deducted and added to the average Summary Compensation Table Total for non-PEO named executive officers.

Year	Average Summary Compensation Table Total for non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Exclusion of Stock Awards	Inclusion of Equity Values	Average Compensation Actually Paid to non-PEO NEOs
2022	$1,465,483	$0	$666,175	$(159,527)	$639,781
2021	$2,052,660	$3,214	$1,277,523	$591,823	$1,363,746
2020	$1,727,323	$17,874	$1,053,167	$1,049,194	$1,705,476

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Total Average Inclusion of Equity Values for Non-PEO NEOs
2022	$375,684	$(540,385)	$5,174	$(159,527)
2021	$865,328	$(302,341)	$28,836	$591,823
2020	$1,297,037	$(171,015)	$(76,828)	$1,049,194

(6)
The table below sets forth the values deducted and added to the average Summary Compensation Table Total for non-PEO named executive officers.
(7)
Net income (loss) is calculated in accordance with GAAP.
(8)
Our company-selected measure is Adjusted EBITDA (as defined in Exhibit A), which is used as the key performance metric in our short-term incentive plans.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
For 2022, the PEO is Mr. Harvey ("PEO1") and the non-PEO named executive officers are Messrs. Donnan, West, Walsh and Tiffany. For 2021, the PEO is Mr. Harvey and the non-PEO named executive officers are Messrs. Donnan, West, Walsh and Parkinson. For 2020, the PEOs are Messrs. Harvey and Hockema and the non-PEO named executive officers are Messrs. Donnan, West, Walsh and Tiffany. Mr. Hockema served as our PEO ("PEO2") until July 30, 2020 and Mr. Harvey has served as our PEO since July 31, 2020.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The table below sets forth the values deducted and added to the Summary Compensation Table Total for PEO 1.

Year	Summary Compensation Table Total for PEO 1	Exclusion of Change in Pension Value for PEO 1	Exclusion of Stock Awards	Inclusion of Equity Values	Compensation Actually Paid to PEO 1
2022	$5,123,725	$4,854	$3,414,128	$(90,436)	$1,614,307
2021	$5,505,512	$5,248	$3,697,874	$717,404	$2,519,794
2020	$3,231,260	$81,095	$1,769,707	$729,827	$2,110,286
(4)
The table below sets forth the values deducted and added to the Summary Compensation Table Total for PEO 2.

Year	Summary Compensation Table Total for PEO 2	Exclusion of Change in Pension Value for PEO 2	Exclusion of Stock Awards	Inclusion of Equity Values	Compensation Actually Paid to PEO 2
2020	$4,249,853	$6,210	$2,997,420	$872,799	$2,119,022

Non-PEO NEO Average Total Compensation Amount			$ 1,465,483	$ 2,052,660	$ 1,727,323
Non-PEO NEO Average Compensation Actually Paid Amount			$ 639,781	1,363,746	1,705,476
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The table below sets forth the values deducted and added to the average Summary Compensation Table Total for non-PEO named executive officers.

Year	Average Summary Compensation Table Total for non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Exclusion of Stock Awards	Inclusion of Equity Values	Average Compensation Actually Paid to non-PEO NEOs
2022	$1,465,483	$0	$666,175	$(159,527)	$639,781
2021	$2,052,660	$3,214	$1,277,523	$591,823	$1,363,746
2020	$1,727,323	$17,874	$1,053,167	$1,049,194	$1,705,476

Equity Valuation Assumption Difference, Footnote [Text Block]

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1	Total Inclusion of Equity Values for PEO 1
2022	$1,755,073	$(1,309,747)	$(535,762)	$(90,436)
2021	$1,950,797	$(1,355,240)	$121,847	$717,404
2020	$1,906,561	$(854,216)	$(322,518)	$729,827

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2	Total Inclusion of Equity Values for PEO 2
2020	$2,579,395	$(1,084,565)	$(622,031)	$872,799

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Total Average Inclusion of Equity Values for Non-PEO NEOs
2022	$375,684	$(540,385)	$5,174	$(159,527)
2021	$865,328	$(302,341)	$28,836	$591,823
2020	$1,297,037	$(171,015)	$(76,828)	$1,049,194

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid versus TSR

The table below describes the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO NEOs our cumulative TSR for fiscal years 2020 to 2022. The table shows that compensation actually paid to our executive officers is generally directionally aligned with changes in our cumulative total shareholder return for the time period reported.

The table above also describes the relationship between our one-, two- and three-year cumulative TSR compared to the weighted average one-, two- and three-year cumulative TSR of the companies in the S&P 600 SmallCap Materials Index. As previously discussed, our TSR over the last three years was impacted by a series of external issues and challenges initiating with the onset of the COVID-19 pandemic late in the first quarter of 2020 that negatively impacted the end markets for many of our products, including large commercial aerospace applications. In addition, while the S&P 600 SmallCap Materials Index reflects our industry sector, many of the companies included in the index were not as heavily impacted by the COVID-19 pandemic related impact on the aerospace industry.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid versus Net Income

The table below describes the relationship between the compensation actually paid to our PEOs and the average of the compensation actually paid to our non-PEO named executive officers and our Net Income for fiscal years 2020 to 2022. We do not use net income as a metric in our incentive compensation plans and programs. Therefore, compensation actually paid to our named executive officers will not necessarily be as heavily influenced by changes in our net income. Nonetheless, the table shows that compensation actually paid to our named executive officers is generally directionally aligned with changes in our Net Income for the time period reported.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid versus Adjusted EBITDA

The table below describes the relationship between compensation actually paid to our PEOs and the average of the compensation actually paid to our non-PEO named executive officers and our Adjusted EBITDA for fiscal years 2020 through 2022. The table shows that the compensation actually paid to our named executive officers is generally directionally aligned with changes in our adjusted EBITDA for the time period reported after taking into account Warrick related increases in our adjusted EBITDA in 2021, Warrick related increases in the adjusted EBITDA based performance targets in 2021 and 2022 and challenges faced in 2022 and described in more detail in our CD&A.

Tabular List [Table Text Block]

The following are the most important financial performance measures used by the Company to link executive compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year.

Most Important Performance Measures
• Adjusted EBITDA
• Relative TSR
• Adjusted EBITDA Margin

Total Shareholder Return Amount			$ 75.68	90.25	92.45
Peer Group Total Shareholder Return Amount			136.42	145.27	122.68
Net Income (Loss)			$ (30,000,000)	$ (19,000,000)	$ 29,000,000
Company Selected Measure Amount			142,000,000	185,000,000	154,000,000
PEO Name	Mr. Harvey	Mr. Hockema	Mr. Harvey	Mr. Harvey
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]			(8) Our company-selected measure is Adjusted EBITDA (as defined in Exhibit A), which is used as the key performance metric in our short-term incentive plans.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA Margin
PEO 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 5,123,725	$ 5,505,512	$ 3,231,260
PEO Actually Paid Compensation Amount			1,614,307	2,519,794	2,110,286
PEO 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					4,249,853
PEO Actually Paid Compensation Amount					2,119,022
PEO [Member] | PEO 1 [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,854	5,248	81,095
PEO [Member] | PEO 1 [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,414,128	3,697,874	1,769,707
PEO [Member] | PEO 1 [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(90,436)	717,404	729,827
PEO [Member] | PEO 1 [Member] | Inclusion of Equity Values Includes End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,755,073	1,950,797	1,906,561
PEO [Member] | PEO 1 [Member] | Inclusion of Equity Values Includes Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,309,747)	(1,355,240)	(854,216)
PEO [Member] | PEO 1 [Member] | Inclusion of Equity Values Includes Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(535,762)	121,847	(322,518)
PEO [Member] | PEO 2 [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					6,210
PEO [Member] | PEO 2 [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,997,420
PEO [Member] | PEO 2 [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					872,799
PEO [Member] | PEO 2 [Member] | Inclusion of Equity Values Includes Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,579,395
PEO [Member] | PEO 2 [Member] | Inclusion of Equity Values Includes Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,084,565)
PEO [Member] | PEO 2 [Member] | Inclusion of Equity Values Includes Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(622,031)
Non-PEO NEO [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	3,214	17,874
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			666,175	1,277,523	1,053,167
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(159,527)	591,823	1,049,194
Non-PEO NEO [Member] | Inclusion of Equity Values Includes Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			375,684	865,328	1,297,037
Non-PEO NEO [Member] | Inclusion of Equity Values Includes Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(540,385)	(302,341)	(171,015)
Non-PEO NEO [Member] | Inclusion of Equity Values Includes Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 5,174	$ 28,836	$ (76,828)